SCHEDULE OF HISTORICAL FOREIGN CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Period End H K Exchnage Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	7.7785	7.7990	7.7971
Period Average H K Exchnage Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	7.7997	7.8298	7.7723